Note 16 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Financial Instrument Commitments [Table Text Block]
	2022	2021
Commitments to originate loans	$36,087	$27,871
Unfunded commitments under lines of credit	49,881	38,732
Standby letters of credit	2,601	4,804